Current trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Current trade and other receivables
Schedule of trade, other current receivables and prepayments

	2022	2021	2020
	$m	$m	$m
Trade receivables	7,271	6,054	3,829
Less: Expected credit loss provision (Note 28)	(59)	(23)	(23)
	7,212	6,031	3,806
Other receivables	1,659	1,808	1,278
Prepayments	1,329	1,512	1,735
Government grants receivable	25	–	53
Accrued income	296	293	150
Trade and other receivables	10,521	9,644	7,022